Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other operating expense [text block] [Abstract]
Schedule of operating expenses
For the years ended December 31,	2021	2020	2019
Compensation and employee benefits(a)	$154,975	$89,882	$87,943
Other operating expenses(b)	48,864	57,622	40,332
Cost of sales(c)	30,215	33,370	37,224
Operating expenses	$234,054	$180,874	$165,499

Schedule of cost of equipment sales included in the cost of sales
For the years ended December 31,	2021	2020	2019
Cost of equipment sale	$6,210	$10,416	$7,003